Income Taxes, Components of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Tax Expense (Benefit) [Abstract]
Federal	$ 3,352	$ 1,425	$ (3,952)
State and Local	468	548	(334)
Foreign	52	78	164
Total current	3,872	2,051	(4,122)
Deferred Income Tax Expense (Benefit) [Abstract]
Federal	3,088	4,060	8,709
State and Local	471	211	794
Foreign	14	16	(50)
Total deferred	3,573	4,287	9,453
Income tax expense	$ 7,445	$ 6,338	$ 5,331